Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 25, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Debt Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	3.75%	1%
Class C	None	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)(4)	Distribution and/ or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	0.60%	0.25%	0.66%	1.51%	(0.46)%	1.05%
Class C	0.60	1.00	0.66	2.26	(0.46)	1.80
Class T	0.60	0.25	0.66	1.51	(0.46)	1.05
Institutional	0.60	None	0.60	1.20	(0.40)	0.80
Class P	0.60	None	0.59	1.19	(0.29)	0.90

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	“Management Fees” have been restated to reflect current advisory fees.
(3)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to waive, through January 31, 2020, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.05% for Class A shares, 1.80% for Class C shares, 1.05% for Class T shares, 0.80% for Institutional Class shares and 0.90% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.
(4)	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 0.75% contractual fee rate by 0.15% to 0.60%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$478	$745	$1,081	$2,031	$478	$745	$1,081	$2,031
Class C	283	616	1,124	2,521	183	616	1,124	2,521
Class T	354	625	966	1,928	354	625	966	1,928
Institutional	82	300	580	1,381	82	300	580	1,381
Class P	92	319	597	1,390	92	319	597	1,390

Within the Fund Summary relating to the Fund, the following broad-based market index will be added to the other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) to replace the existing primary benchmark in the subsection entitled “Performance Information — Average Annual Total Returns (for periods ended 12/31/17)”:

40% JPM EMBI Global Div, 40% JPM CEMBI Broad Div, 20% JPM GBI Global EM Div. (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)*	10.32%	4.50%
JPM EMBI Global Diversified (reflects no deduction for fees, expenses or taxes)*	10.26%	6.10%

*	Effective July 1, 2018, the JP Morgan Emerging Markets Bond Index Global Diversified (JPM EMBI Global Diversified) is the Fund’s primary benchmark and replaces the prior benchmark index. The JPM EMBI Global Diversified is a uniquely-weighted version of the JPM EMBI Global and is the most commonly used index in the Fund’s peer group. Moreover, the JPM EMBI Global Diversified is more representative of the Fund’s investment strategies and provides investors with a more useful point of comparison than the Fund’s prior primary benchmark.

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

Claudio Marsala, portfolio manager and director, has managed the Fund since 2015.

Giorgio Carlino, CFA, portfolio manager and managing director, has managed the Fund since 2015.

Paul Pietranico, CFA, portfolio manager and director, has managed the Fund since 2016.

Michael Heldmann, CFA, portfolio manager and director, has managed the Best Styles Global Equity and Best Styles Managed Volatility sleeves of the Fund since 2016.

Fabian Lutzenberger, Ph.D., CFA, portfolio manager, has managed the Advanced Core Bond sleeve of the Fund since 2018.

Matthias Grein, Ph.D., CFA, portfolio manager and vice president, has managed the Advanced Core Bond sleeve of the Fund since 2018.

The information relating to AllianzGI Global Dynamic Allocation Fund contained in the table in the subsection “Management of the Funds—Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Global Dynamic Allocation Fund	Claudio Marsala	2015 (Lead)	Mr. Marsala is a portfolio manager and a director with Allianz Global Investors, which he joined in 2001. As a member of the Multi Asset US team, he manages multi-asset mandates for retail and institutional clients. Mr. Marsala previously led the quantitative efforts of the firm’s Multi Asset team. Before that, he worked in risk management. Mr. Marsala has 15 years of investment-industry experience. He has a degree in economics and financial markets from the University of Pisa in Italy, and a master’s degree in quantitative finance from the University of Turin.

	Giorgio Carlino, CFA	2015	See above.

	Paul Pietranico, CFA	2016	See above.

	Michael Heldmann, CFA	2016	See above.

	Fabian Lutzenberger, Ph.D., CFA	2018	Mr. Lutzenberger is a portfolio manager with Allianz Global Investors, which he joined in 2015. As a member of the Advanced Fixed Income team, he covers global interest rate curves and spreads; he also conducts economic research and develops financial models used in the asset-allocation process. Mr. Lutzenberger has six years of investment-industry experience. He previously worked at Research Center Finance & Information Management at the University of Augsburg, University of Bayreuth, Germany. Mr. Lutzenberger has a B.Sc. in business administration, a Diplom-Kaufmann and a doctoral degree in natural sciences (Dr. rer. nat.) from University of Augsburg, Germany. He is a CFA charterholder.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Matthias Grein, Ph.D., CFA	2018	Mr. Grein is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2013. As a member of the Advanced Fixed Income team, his coverage is primarily focused on European sovereign debt; he also conducts economic research and develops macroeconomic models used in the asset-allocation process. Mr. Grein has 10 years of investment-industry experience. He was previously an equity risk manager at Dresdner Kleinwort, London, and an economic researcher at the European Central Bank, Financial Stability Division. Mr. Grein has a degree (Diplom Wirtschaftsmathematik) in mathematical economics from University of Karlsruhe, a master’s degree in economics from The University of Edinburgh and a Ph.D. in economics from University of Cambridge. He is a CFA charterholder.

Disclosure Relating to AllianzGI Global High Yield Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

David Newman, portfolio manager, managing director and Head of Global High Yield, has managed the Fund since 2017.

Frits Lieuw-Kie-Song, portfolio manager and director, has managed the Fund since 2018.

The information relating to AllianzGI Global High Yield Fund contained in the table in the subsection

“Management of the Funds—Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Global High Yield Fund	David Newman	2017 (Inception)	Mr. Newman is a managing director and Head of Global High Yield with Allianz Global Investors; he joined the firm in 2016 following the acquisition and integration of Rogge Global Partners, which he joined in 2009. Mr. Newman is responsible for overseeing the global high yield and multi-asset credit strategies. He has 28 years of investment-industry experience. While working at Rogge

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
			Global Partners, Mr. Newman was Head of Global High Yield; before that, he held various senior credit market, research and trading roles at Citigroup, UBS and Hambros Bank. Mr. Newman has a B.A. with honors in geography from University College London and an M.B.A. from Cass Business School, City, University of London. He holds the Financial Conduct Authority CF 30 license and the Associate of the Chartered Institute of Bankers designation.

	Frits Lieuw-Kie-Song	2018	Mr. Lieuw-Kie-Song is a portfolio manager and a director with Allianz Global Investors; he joined the firm in 2016 following the acquisition and integration of Rogge Global Partners, which he joined in 2014. He has portfolio management and credit research responsibilities for the high-yield strategies. Mr. Lieuw-Kie-Song has more than 30 years of investment-industry experience. He was previously a high-yield co-portfolio manager at Channel Capital Advisors. Before that, Mr. Lieuw-Kie-Song worked at Britton Hill Capital, LKS Capital, SGS Asset Management, Nomura and Yamaichi. He has a B.Sc. from the London School of Economics.

Disclosure Relating to AllianzGI Global Water Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Andreas Fruschki, CFA, lead portfolio manager and analyst, has managed the Fund since 2008.

Alina Donets, CFA, portfolio manager and analyst, has managed the Fund since 2018.

The information relating to AllianzGI Global Water Fund contained in the table in the subsection

“Management of the Funds — Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Global Water Fund	Andreas Fruschki, CFA	2008 (Inception)	Mr. Fruschki, CFA, is the lead portfolio manager and Director of Equity Research — Europe with Allianz Global Investors, which he joined in 2005. He has 12 years of investment-industry experience. Mr. Fruschki previously held various legal positions in Berlin and also worked as a consultant in the corporate-finance practice at PricewaterhouseCoopers in Hamburg, Germany. He has an M.B.A., focused on investment management, from the University of Western Sydney. Mr. Fruschki also has a law degree from Humboldt University, Berlin, and passed his judicial bar exam in 2004.

	Alina Donets, CFA	2018	Ms. Donets is a research analyst and a portfolio manager with Allianz Global Investors, which she joined in 2017. She co-manages the AllianzGI Global Water Fund; and, as a member of the Equity Research team, she covers the industrials sector. Ms. Donets has five years of investment-industry experience. She previously worked as a portfolio manager at Bank Audi. Before that, Ms. Donets worked as an investment manager on thematic funds at Pictet Asset Management. She has a B.Sc. with honors in business studies from Cass Business School (London), and an M.Sc. with honors in International business from HEC (France). Ms. Donets is a CFA charterholder.

Disclosure Relating to All Series

Effective July 1, 2018, within the Management of the Funds section, the table under “Management Fees” is hereby revised in its entirety as follows:

Allianz Multi-Strategy Fund Management Fees	Management Fees
AllianzGI Convertible Fund	0.57%
AllianzGI Europe Equity Dividend Fund	0.80%
AllianzGI High Yield Bond Fund	0.48%
AllianzGI International Growth Fund(1)	0.75%
AllianzGI International Small-Cap Fund(2)	0.93%
AllianzGI Micro Cap Fund(5)	1.25%
AllianzGI Ultra Micro Cap Fund(6)	1.44%
AllianzGI Best Styles Emerging Markets Equity Fund	0.40%
AllianzGI Best Styles Global Equity Fund	0.30%
AllianzGI Best Styles International Equity Fund	0.30%
AllianzGI Best Styles U.S. Equity Fund	0.30%
AllianzGI Emerging Markets Consumer Fund	0.90%
AllianzGI Emerging Markets Debt Fund(7)	0.75%
AllianzGI Emerging Markets Small-Cap Fund	1.20%
AllianzGI Global Allocation Fund(3)	0.18%
AllianzGI Global Dynamic Allocation Fund(3)	0.67%
AllianzGI Global High Yield Fund	0.60%
AllianzGI Global Sustainability Fund(2)	0.74%
AllianzGI Global Water Fund(2)	0.83%
AllianzGI Multi Asset Income Fund	0.05%
AllianzGI NFJ Emerging Markets Value Fund(2)	0.71%
AllianzGI NFJ International Small-Cap Value Fund	0.85%
AllianzGI PerformanceFee Managed Futures Strategy Fund(4)	0.75%
AllianzGI PerformanceFee Structured US Equity Fund(4)	0.60%
AllianzGI PerformanceFee Structured US Fixed Income Fund(4)	0.30%
AllianzGI Real Estate Debt Fund(4)	0.45%
AllianzGI Retirement 2020 Fund	0.05%
AllianzGI Retirement 2025 Fund	0.05%
AllianzGI Retirement 2030 Fund	0.05%
AllianzGI Retirement 2035 Fund	0.05%
AllianzGI Retirement 2040 Fund	0.05%
AllianzGI Retirement 2045 Fund	0.05%
AllianzGI Retirement 2050 Fund	0.05%
AllianzGI Retirement 2055 Fund	0.05%
AllianzGI Short Duration High Income Fund	0.48%
AllianzGI Structured Return Fund	0.60%
AllianzGI U.S. Equity Hedged Fund	0.70%

(1)	Effective April 1, 2017, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 0.80% contractual fee rate by 0.10% to 0.70%.
(2)	For AllianzGI Global Sustainability Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.80% to 0.69% through January 31, 2019. For AllianzGI Global Water Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.95% to 0.73% through January 31, 2019. For AllianzGI International Small-Cap Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 1.00% to 0.89% through January 31, 2019. For AllianzGI NFJ Emerging Markets Value Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.85% to 0.65% through January 31, 2019. These waivers have been extended as described in each Fund’s Fund Summary.

(3)	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.55% of the average daily net assets of each applicable Fund that are attributable to investments in Underlying Funds. This waiver with respect to investments in Underlying Funds for which the Manager or an affiliated person thereof serves as investment adviser, is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Underlying Funds will continue through at least January 31, 2019. AllianzGI Global Dynamic Allocation no longer invests significantly in Underlying Funds for which the Manager or an affiliated person serves as investment adviser but may invest in unaffiliated Underlying Funds.
(4)	The Fund recently commenced investment operations as a series of the Trust and, as a result, management fees paid to the Manager during the most recently completed fiscal year are not available. The fee rate presented in this table reflects the management fee payable for the current fiscal year, prior to giving effect to applicable waivers.
(5)	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 1.25% contractual fee rate by 0.20% to 1.05%.
(6)	The Manager agreed to a temporary waiver of a portion of the investment management fee, which reduced the annual percentage rate from 1.50% to 1.25% from July 1, 2017 through January 31, 2018. Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 1.50% contractual fee rate by 0.40% to 1.10%.
(7)	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 0.75% contractual fee rate by 0.15% to 0.60%.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 25, 2018 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as revised June 14, 2018) (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund,

AllianzGI Global High Yield Fund and AllianzGI Global Water Fund

(for purposes of this section only, each, a “Fund,” and together, the “Funds”)

Effective July 1, 2018, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” (the “Subsection”) is hereby revised to indicate that Fabian Lutzenberger and Matthias Grein have been added as portfolio managers of AllianzGI Global Dynamic Allocation Fund, that Frits Lieuw-Kie-Song has been added as a portfolio manager of AllianzGI Global High Yield Fund and that Alina Donets has been added as a portfolio manager of AllianzGI Global Water Fund.

Information regarding other accounts managed by Messrs. Lutzenberger, Grein and Lieuw-Kie-Song and by Ms. Donets, as well as each portfolio manager’s ownership of securities of the respective Fund, each as of May 31, 2018, is provided below.

Other Accounts Managed

	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Fabian Lutzenberger	41	23,506	69	15,071	1	165
Matthias Grein	41	23,506	69	15,071	1	165
Fritz Lieuw-Kie-Song	5	1,651	4	604	1	281
Alina Donets	0	0	0	0	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Fabian Lutzenberger	4	2,507	10	1,366	0	0
Matthias Grein	4	2,507	10	1,366	0	0
Fritz Lieuw-Kie-Song	0	0	0	0	0	0
Alina Donets	0	0	0	0	0	0

Securities Ownership

AllianzGI Global Dynamic Allocation Fund	Dollar Range of Equity Securities
Fabian Lutzenberger	None
Matthias Grein	None

AllianzGI Global High Yield Fund	Dollar Range of Equity Securities
Fritz Lieuw-Kie-Song	None

AllianzGI Global Water Fund	Dollar Range of Equity Securities
Alina Donets	None

Disclosure Relating to All Series

Within the Management of the Trust section, the table in the “Investment Manager — Management Agreement” sub-section is hereby revised in its entirety as follows:

Fund	Management Fee Rate
Best Styles Emerging Markets Equity Fund	0.40%
Best Styles Global Equity Fund	0.30%
Best Styles International Equity Fund	0.30%
Best Styles U.S. Equity Fund	0.30%
Convertible Fund	0.57%
Core Bond Fund	0.25%
Core Plus Bond Fund	0.30%
Emerging Markets Consumer Fund	0.90%
Emerging Markets Debt Fund	0.60%
Emerging Markets Small-Cap Fund	1.20%
Europe Equity Dividend Fund	0.80%
Global Allocation Fund	0.70%
Global Dynamic Allocation Fund	0.70%
Global High Yield Fund	0.60%
Global Sustainability Fund	0.80%
Global Water Fund	0.95%
High Yield Bond Fund	0.48%
International Growth Fund	0.70%
International Small-Cap Fund	1.00%
Micro Cap Fund	1.05%
Multi Asset Income Fund	0.05%
NFJ Emerging Markets Value Fund	0.85%
NFJ International Small-Cap Value Fund	0.85%
PerformanceFee Managed Futures Strategy Fund	0.75	%(1)
PerformanceFee Structured US Equity Fund	0.60	%(1)
PerformanceFee Structured US Fixed Income Fund	0.30	%(1)
Preferred Securities and Income Fund	0.45%
Real Estate Debt Fund	0.45%
Retirement 2020 Fund	0.05%
Retirement 2025 Fund	0.05%
Retirement 2030 Fund	0.05%
Retirement 2035 Fund	0.05%
Retirement 2040 Fund	0.05%
Retirement 2045 Fund	0.05%
Retirement 2050 Fund	0.05%
Retirement 2055 Fund	0.05%
Short Duration High Income Fund	0.48%
Short Term Bond Fund	0.30%
Structured Return Fund	0.60%
Ultra Micro Cap Fund	1.10%
U.S. Equity Hedged Fund	0.70%

(1)	The Management Fee is a base fee at an annualized rate of the Fund’s average daily net assets, subject to a positive or negative performance adjustment based on the Fund’s performance. The Management Fee does not become subject to the performance-based adjustment until after December 31, 2018.

Please retain this Supplement for future reference.